Shareholder Report, Line Graph (Details) - USD ($)									1 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Aug. 29, 2023	Oct. 27, 2021	Dec. 31, 2019	Dec. 09, 2019	Dec. 14, 2018	Dec. 16, 2016	Apr. 29, 2016	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000211588
Account Value [Line Items]
Line Graph and Table Measure Name				SBH Small Cap Value - Retail
Account Value				$ 10,000										$ 12,235				$ 11,522	$ 10,509	$ 12,555	$ 8,395
C000211587
Account Value [Line Items]
Line Graph and Table Measure Name													SBH Small Cap Value - Inst
Account Value								$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000	461,864				434,157	395,619	472,458	315,316	$ 360,515	$ 342,277	$ 295,999	$ 250,706	$ 263,029
C000134695
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Small Cap Growth - Retail
Account Value								10,000	10,000	$ 10,000	10,000	10,000	10,000	25,829				23,590	21,001	30,213	19,005	16,806	15,467	12,204	9,428	10,744
C000134696
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Small Cap Growth - Inst
Account Value								250,000	250,000	$ 250,000	250,000	250,000	250,000	660,062				602,097	535,086	768,285	482,817	426,192	391,142	308,421	237,897	270,270
C000216810
Account Value [Line Items]
Line Graph and Table Measure Name			SBH Small Cap Core - Retail
Account Value			$ 10,000											15,682				13,790	11,922	14,050	9,440
C000216811
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Small Cap Core - Inst
Account Value								250,000	250,000	$ 250,000	250,000	250,000	$ 250,000	577,765				506,893	437,684	514,985	345,395	340,278	326,023	280,702	237,573	251,827
C000211581
Account Value [Line Items]
Line Graph and Table Measure Name				SBH All Cap - Retail
Account Value				$ 10,000										17,220				14,694	13,145	14,989	10,522
C000211582
Account Value [Line Items]
Line Graph and Table Measure Name													SBH All Cap - Inst
Account Value								$ 250,000	250,000	250,000	250,000	250,000	$ 250,000	685,290				584,310	522,703	595,988	418,114	379,275	340,246	306,504	270,901	270,709
C000211583
Account Value [Line Items]
Line Graph and Table Measure Name								SBH Emerging Markets - Retail
Account Value								$ 10,000	10,000	10,000	$ 10,000	10,000	10,000	14,936				11,882	10,987	13,876	9,827	10,836	10,918	10,155	8,031	9,223
C000211584
Account Value [Line Items]
Line Graph and Table Measure Name											SBH Emerging Markets - Inst
Account Value								$ 250,000	250,000	250,000	$ 250,000	250,000	250,000	379,490				301,686	278,174	350,917	248,138	273,209	274,605	255,010	200,943	230,460
C000211585
Account Value [Line Items]
Line Graph and Table Measure Name								SBH International Small Cap - Retail
Account Value								$ 10,000	10,000	10,000	$ 10,000	10,000	10,000	13,201				11,330	10,022	12,314	8,741	10,449	12,119	11,550	9,312	9,832
C000211586
Account Value [Line Items]
Line Graph and Table Measure Name											SBH International Small Cap - Inst
Account Value								250,000	250,000	$ 250,000	$ 250,000	250,000	250,000	$ 336,512				288,249	254,568	312,495	221,455	264,214	305,373	290,460	233,510	246,102
C000246766
Account Value [Line Items]
Line Graph and Table Measure Name														SBH International Equity - Retail
Account Value		$ 10,000												$ 11,403				9,957	8,364
C000246765
Account Value [Line Items]
Line Graph and Table Measure Name		SBH International Equity - Inst
Account Value		$ 250,000												286,198				249,516	209,297
C000018316
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Global All Cap - Retail
Account Value								10,000	10,000	$ 10,000	10,000	10,000	10,000	20,687				17,603	14,715	17,068	12,979	13,418	12,127	11,787	10,400	9,721
C000052675
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Global All Cap - Inst
Account Value								250,000	250,000	$ 250,000	250,000	250,000	250,000	$ 524,557				445,604	372,183	430,973	327,049	338,105	305,036	296,164	260,769	243,398
C000206635
Account Value [Line Items]
Line Graph and Table Measure Name														SBH Short Term Plus - Retail
Account Value					$ 10,000									$ 11,103				10,534	10,292	10,617	10,447	10,242
C000206636
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Short Term Plus - Inst
Account Value					$ 250,000									279,179				264,676	258,112	266,001	261,582	256,131
C000018311
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Plus Bond - Retail
Account Value								10,000	10,000	$ 10,000	10,000	10,000	10,000	12,087				11,600	11,482	12,910	12,647	11,713	10,909	10,861	10,740	10,162
C000052673
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Plus Bond - Inst
Account Value								250,000	250,000	$ 250,000	250,000	250,000	250,000	306,697				294,091	290,319	326,016	318,809	295,123	274,221	272,606	269,129	254,389
C000018320
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Quality High Yield - Retail
Account Value								10,000	10,000	$ 10,000	10,000	10,000	10,000	14,851				13,603	12,642	14,210	12,847	12,578	11,719	11,611	10,677	10,240
C000052678
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Quality High Yield - Inst
Account Value								250,000	250,000	$ 250,000	250,000	250,000	250,000	$ 377,854				345,643	320,450	359,771	325,186	317,536	295,757	292,425	267,900	256,855
C000176020
Account Value [Line Items]
Line Graph and Table Measure Name														SBH Municipal Opportunities - Retail
Account Value						$ 10,000								$ 12,300				11,792	11,713	12,971	12,232	11,662	11,024	10,649
C000176021
Account Value [Line Items]
Line Graph and Table Measure Name						SBH Municipal Opportunities - Inst
Account Value						$ 250,000								310,944				297,953	295,515	326,455	307,681	292,591	276,387	266,599
C000018312
Account Value [Line Items]
Line Graph and Table Measure Name										SBH Colorado Tax Free - Retail
Account Value								10,000	$ 10,000	$ 10,000	10,000	10,000	10,000	12,070				11,583	11,664	12,682	12,125	11,673	11,048	10,870	10,944	10,268
C000169263
Account Value [Line Items]
Line Graph and Table Measure Name							SBH Colorado Tax Free - Inst
Account Value							$ 250,000							283,736				271,686	273,185	296,756	283,135	272,286	257,255	252,785	254,124
C000244704
Account Value [Line Items]
Line Graph and Table Measure Name									Barrett Growth
Account Value								10,000	$ 10,000	10,000	10,000	$ 10,000	10,000	34,612				26,055	21,612	26,241	19,464	16,972	14,928	12,574	10,995	11,040
C000244699
Account Value [Line Items]
Line Graph and Table Measure Name												Barrett Opportunity
Account Value								10,000	10,000	10,000	10,000	$ 10,000	$ 10,000	24,997				20,049	17,875	17,640	13,310	13,903	13,801	12,746	10,365	9,695
C000243104
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Select Equity ETF
Account Value	$ 10,000													11,911	$ 11,423	$ 10,557	$ 9,636
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value				$ 10,000										18,086				14,689	12,349	14,337	9,945
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value								250,000	250,000	$ 250,000	250,000	250,000	$ 250,000	786,870				639,082	537,253	623,738	432,657	406,138	372,664	324,682	273,971	268,235
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value								10,000	10,000	$ 10,000	10,000	10,000	10,000	31,475				25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value								250,000	250,000	$ 250,000	250,000	250,000	250,000	786,870				639,082	537,253	623,738	432,657	406,138	372,664	324,682	273,971	268,235
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000											17,555				14,258	11,986	13,915	9,652
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value								250,000	250,000	$ 250,000	250,000	250,000	$ 250,000	786,870				639,082	537,253	623,738	432,657	406,138	372,664	324,682	273,971	268,235
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value				$ 10,000										18,086				14,689	12,349	14,337	9,945
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value								$ 250,000	250,000	250,000	250,000	250,000	$ 250,000	786,870				639,082	537,253	623,738	432,657	406,138	372,664	324,682	273,971	268,235
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex-USA Investable Market Index
Account Value								$ 10,000	10,000	10,000	$ 10,000	10,000	10,000	14,687				13,164	11,704	14,604	10,646	11,175	11,146	10,345	8,590	9,503
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI ex-USA Investable Market Index
Account Value								$ 250,000	250,000	250,000	$ 250,000	250,000	250,000	367,184				329,092	292,604	365,103	266,153	279,386	278,658	258,626	214,746	237,585
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex-USA Investable Market Index
Account Value								$ 10,000	10,000	10,000	$ 10,000	10,000	10,000	14,687				13,164	11,704	14,604	10,646	11,175	11,146	10,345	8,590	9,503
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI ex-USA Investable Market Index
Account Value								250,000	250,000	$ 250,000	$ 250,000	250,000	250,000	$ 367,184				329,092	292,604	365,103	266,153	279,386	278,658	258,626	214,746	237,585
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI ACWI ex-USA Investable Market Index
Account Value		$ 10,000												$ 10,035				8,994	7,997
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Investable Market Index
Account Value		$ 250,000												250,867				224,842	199,913
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Index
Account Value								10,000	10,000	$ 10,000	10,000	10,000	10,000	24,021				19,986	16,864	19,687	14,159	13,767	12,948	11,655	9,861	10,143
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Index
Account Value								250,000	250,000	$ 250,000	250,000	250,000	250,000	600,534				499,644	421,604	492,171	353,967	344,181	323,689	291,383	246,526	253,574
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value					$ 10,000									10,585				10,313	10,411	11,605	11,644	10,708
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value					$ 250,000									264,617				257,834	260,275	290,136	291,106	267,709
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Account Value								10,000	10,000	$ 10,000	10,000	10,000	10,000	11,430				11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Account Value								250,000	250,000	$ 250,000	250,000	250,000	250,000	285,760				278,435	281,070	313,317	314,365	289,099	268,009	269,077	269,927	254,645
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Account Value								10,000	10,000	$ 10,000	10,000	10,000	10,000	11,430				11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Account Value								250,000	250,000	$ 250,000	250,000	250,000	250,000	285,760				278,435	281,070	313,317	314,365	289,099	268,009	269,077	269,927	254,645
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Account Value						$ 10,000								11,995				11,621	11,263	12,318	11,826	11,322	10,611	10,447
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Account Value						$ 250,000								299,872				290,537	281,565	307,962	295,646	283,055	265,266	261,179
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Account Value								10,000	$ 10,000	$ 10,000	10,000	10,000	10,000	12,669				12,274	11,895	13,011	12,490	11,958	11,207	11,034	11,088	10,300
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Account Value							$ 250,000							290,964				281,907	273,202	298,815	286,864	274,647	257,386	253,421	254,663
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	$ 10,000	10,000	10,000	$ 10,000	10,000	33,521				26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	10,000	10,000	10,000	$ 10,000	$ 10,000	33,521				26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000													12,160	11,782	10,709	9,555
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 10,000										13,411				12,094	11,408	13,627	7,864
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value								250,000	250,000	$ 250,000	250,000	250,000	$ 250,000	457,349				412,413	389,041	464,696	268,177	324,972	346,583	306,442	245,434	251,939
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value								10,000	10,000	$ 10,000	10,000	10,000	10,000	20,400				18,692	15,770	23,690	15,651	15,125	15,200	12,473	10,026	11,234
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value								250,000	250,000	$ 250,000	250,000	250,000	250,000	510,008				467,312	394,250	592,242	391,280	378,127	379,989	311,819	250,655	280,851
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000											13,036				11,845	10,547	14,100	8,702
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value								$ 250,000	250,000	$ 250,000	250,000	250,000	250,000	491,934				446,984	398,003	532,072	328,387	351,687	363,724	309,379	248,296	266,214
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Index
Account Value								$ 10,000	10,000	10,000	$ 10,000	10,000	10,000	13,170				11,701	11,500	15,392	10,924	11,307	11,172	10,325	8,344	9,487
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index
Account Value								$ 250,000	250,000	250,000	$ 250,000	250,000	250,000	329,242				292,536	287,504	384,803	273,096	282,672	279,298	258,125	208,594	237,187
MSCI EAFE SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Small Cap Index
Account Value								$ 10,000	10,000	10,000	$ 10,000	10,000	10,000	15,228				14,128	12,823	16,867	11,964	12,401	13,241	11,775	9,559	9,923
MSCI EAFE SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Small Cap Index
Account Value								250,000	250,000	$ 250,000	$ 250,000	250,000	250,000	$ 380,688				353,194	320,576	421,686	299,105	310,017	331,024	294,378	238,985	248,086
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index
Account Value		$ 10,000												$ 10,650				9,549	8,039
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value		$ 250,000												266,253				238,713	200,985
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-3 Year US Government/Credit Index
Account Value					$ 10,000									10,985				10,475	10,421	10,806	10,758	10,324
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-3 Year US Government/Credit Index
Account Value					$ 250,000									274,631				261,887	260,519	270,147	268,958	258,109
Bloomberg U.S. High Yield - 2% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. High Yield - 2% Issuer Capped Index
Account Value								10,000	10,000	$ 10,000	10,000	10,000	10,000	15,242				13,802	12,655	14,516	12,585	12,586	11,710	11,411	10,126	9,961
Bloomberg U.S. High Yield - 2% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. High Yield - 2% Issuer Capped Index
Account Value								250,000	250,000	$ 250,000	250,000	250,000	250,000	381,061				345,060	316,363	362,896	314,635	314,644	292,758	285,283	253,156	249,035
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-15 Year Municipal Blend Index
Account Value						$ 10,000								11,805				11,495	11,184	11,965	11,608	11,142	10,499	10,394
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-15 Year Municipal Blend Index
Account Value						$ 250,000								295,113				287,375	279,596	299,129	290,196	278,560	262,478	259,860
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-15 Year Municipal Blend Index
Account Value								$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	12,300				11,978	11,654	12,468	12,095	11,610	10,940	10,831	10,848	$ 10,221
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg 1-15 Year Municipal Blend Index
Account Value							$ 250,000							287,126				$ 279,597	$ 272,028	$ 291,033	$ 282,342	$ 271,020	$ 255,374	$ 252,826	$ 253,211
SBH Select Equity ETF - Market Price
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Select Equity ETF - Market Price
Account Value	$ 10,000													11,907	11,435	10,557	9,688
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000													$ 12,230	$ 11,808	$ 10,706	$ 9,562